SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Schedule of useful lives of property and equipment

Depreciation is computed on a straight-line basis, unless otherwise stated, using the following useful lives:

Type of property and equipment	Depreciation term
Buildings and improvements	10 to 30 years or term of lease
Landfills	Units of production
Vehicles	10 to 20 years
Machinery and equipment	3 to 20 years
Containers	5 to 10 years
Right-of-use assets	Shorter of lease term or life of underlying asset(s)

Schedule of useful life of intangible assets

Amortization is based on the estimated useful life using the following methods and rates:

Type of intangible asset		Amortization term
Indefinite life C of As		Indefinite
Customer lists and municipal contracts	Straight-line	5 to 10 years
Trade name, definite life C of As and other assets	Straight-line	1 to 15 years
Non-compete agreements	Straight-line	5 years